Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading price of the public warrants		$ 1.73
Fair value adjustment of warrants	$ 690,000	$ 4,788,833
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustment of warrants		$ 3,054,666